Exposures (Tables)	6 Months Ended
Jun. 30, 2020
Exposures
Schedule of exposures

Total net exposures

					Committed undisbursed loans,
Skr bn	Credits & interest-bearing securities				derivatives, etc.				Total
Classified by type of	June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019		June 30, 2020		December 31, 2019
counterparty	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%	Amount	%
Central governments	136.8	44.8	110.4	39.1	62.7	82.8	50.9	78.3	199.5	52.3	161.3	46.4
Regional governments	12.8	4.2	16.5	5.8	—	—	—	—	12.8	3.3	16.5	4.7
Multilateral development banks	2.7	0.9	3.1	1.1	—	—	—	—	2.7	0.7	3.1	0.9
Public Sector Entity	2.5	0.8	4.0	1.4	—	—	—	—	2.5	0.7	4.0	1.2
Financial institutions	28.5	9.3	38.9	13.8	6.5	8.6	6.8	10.5	35.0	9.2	45.7	13.2
Corporates	122.4	40.0	109.6	38.8	6.5	8.6	7.3	11.2	128.9	33.8	116.9	33.6
Total	305.7	100.0	282.5	100.0	75.7	100.0	65.0	100.0	381.4	100.0	347.5	100.0

Net exposure by region and exposure class, as of June 30, 2020

								West
								European	Central-
	Middle							countries	and East
	East/	Asia excl.		North		Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	Oceania	America	Sweden	Sweden	countries	Total
Central governments	0.0	0.6	1.3	0.8	—	—	174.3	19.4	3.1	199.5
Regional governments	—	—	—	—	—	—	12.7	0.1	—	12.8
Multilateral development banks	—	—	—	—	—	—	—	2.7	—	2.7
Public Sector Entity	—	—	—	—	—	—	—	2.5	—	2.5
Financial institutions	—	1.4	0.3	2.7	0.9	—	14.3	15.1	0.3	35.0
Corporates	3.1	1.2	2.6	4.9	—	3.3	90.5	23.0	0.3	128.9
Total	3.1	3.2	4.2	8.4	0.9	3.3	291.8	62.8	3.7	381.4

Net exposure by region and exposure class, as of December 31, 2019

								West
								European	Central-
	Middle							countries	and East
	East/	Asia excl.		North		Latin		excl.	European
Skr bn	Africa	Japan	Japan	America	Oceania	America	Sweden	Sweden	countries	Total
Central governments	—	0.6	2.8	2.8	—	—	138.1	13.9	3.1	161.3
Regional governments	—	—	—	—	—	—	16.3	0.2	—	16.5
Multilateral development banks	—	—	—	—	—	—	—	3.1	—	3.1
Public Sector Entity	—	—	—	—	—	—	—	4.0	—	4.0
Financial institutions	—	2.7	0.9	6.6	0.9	—	16.7	17.7	0.2	45.7
Corporates	4.5	1.7	3.8	4.0	—	2.8	80.1	19.9	0.1	116.9
Total	4.5	5.0	7.5	13.4	0.9	2.8	251.2	58.8	3.4	347.5

Net exposure to European countries, excluding Sweden

Skr bn	June 30, 2020	December 31, 2019
Germany	8.2	9.1
France	8.2	8.0
Finland	7.3	6.8
United Kingdom	7.2	8.0
Norway	6.1	7.3
Denmark	5.4	3.3
Luxembourg	4.5	4.4
Austria	4.2	1.7
The Netherlands	3.2	3.9
Poland	3.1	3.1
Belgium	2.8	2.4
Switzerland	2.7	0.7
Spain	2.0	2.1
Portugal	0.5	0.6
Ireland	0.3	0.3
Latvia	0.2	0.2
Serbia	0.2	—
Iceland	0.1	0.1
Italy	0.1	0.1
Estonia	0.1	0.1
Russia	0.0	—
Total	66.4	62.2